Income tax - Summary of Reconciliation of Deferred Tax Assets/(Liabilities) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of deferred tax assets/(liabilities), net:
Net deferred tax assets as of January 1	€ 14,587	€ 14,860
Net additions from business combinations	119	0
Recognized within income tax expense	17,330	(201)
Foreign currency translation adjustment	(17)	(72)
Net deferred tax assets as of December 31	32,019	14,587
The deferred tax assets and liabilities relate to the following items:
Deferred tax assets	36,703	23,294
Deferred tax liabilities	(4,684)	(8,707)
Taxes arising on acquired intangible assets
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	(17,137)	(6,483)
Intangible assets
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	43	0
Trade and other payables
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	9,644	(644)
Tax loss carried forward
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	38,067	15,747
Tax loss carried forward | Digital Gaming Corporation Limited
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	14,000
RSUs
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	2,404	1,413
Other assets and prepayments
The deferred tax assets and liabilities relate to the following items:
Deferred tax liability and asset	€ (1,002)	€ 4,553